Note 12 - Net Loss Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Notes Tables
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
	As of March 31,
	2023	2022
Stock options	5,172,649	3,447,426
Common stock warrants	5,824,314	13,361
Total common stock reserved for issuance	10,996,963	3,460,787

	December 31,
	2022	2021
Equity awards	4,839,554	3,536,780
Common stock warrants	3,728,821	13,361
Total anti-dilutive securities	8,568,375	3,550,141